Tax Status - Additional Information (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax determination letter, date	Mar. 16, 2015
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember